Significant Accounting Policies - Schedule of Anti-dilutive Securities Excluded from Computation of Earnings Per Share (Details) - Successor [Member]	1 Months Ended
Mar. 31, 2018 shares
Share equivalents excluded from EPS	14,970,877
Series A Convertible Preferred Stock [Member]
Share equivalents excluded from EPS	5,962,733
Warrants [Member]
Share equivalents excluded from EPS	4,677,458
Stock Option [Member]
Share equivalents excluded from EPS	3,673,544
Shares Underlying Unit Purchase Options [Member]
Share equivalents excluded from EPS	657,142